Financial Assets - Current	12 Months Ended
Dec. 31, 2024
Financial assets - current. [Abstract]
Schedule of overview of financial instruments	10. Financial Assets — Current
These current financial assets relate to term accounts with an initial maturity longer than three months and less than 12 months and money market funds that do not qualify as cash equivalents as they are not expected to be used to meet short-term commitments.

	As of December 31,
(in thousands of $)	2024	2023	2022
Money market funds	$–	$–	$46,162
Term accounts	1,878,890	1,131,000	1,345,646
Total current financial assets	$1,878,890	$1,131,000	$1,391,808
On December 31, 2024, the current financial assets included $104 million (€100 million) held in EUR which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/
EUR exchange rate as the Company’s functional currency is USD.
Please also refer to “Note 25 — Financial Risk Management” for more information on the financial risk management.
Categories of financial assets and liabilities:

	Measurement category	Carrying amount on December 31
(in thousands of $)		2024	2023	2022
Financial assets - non-current	FVTPL	$25,549	$21,715	$21,715
Financial assets - non-current	FVTOCI	14,880	15,528	17,443
Research and development incentive receivables - non-current	Amortized cost	94,854	76,706	47,488
Restricted cash - non-current	Amortized cost	1,964	2,419	1,736
Trade and other receivables	Amortized cost	904,471	496,687	275,697
Financial assets - current	FVTPL	—	—	46,162
Financial assets - current	Amortized cost	1,878,890	1,131,000	1,345,646
Research and development incentive receivables - current	Amortized cost	4,625	2,584	1,578
Cash and bank balances	Amortized cost	5,527	20,744	77,477
Cash equivalents	FVTPL	1,394,409	1,678,100	669,147
Cash equivalents	Amortized cost	100,000	350,000	54,116
Trade and other payables	Amortized cost	649,993	414,013	295,679